11. Segmented information (Tables)	9 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Segmented information
	September 30, 2016	December 31, 2015
United States	$40,220	$38,323
Canada	13,455	22,501
Other	840	838
	$54,515	$61,662